Taxes - Reconciles PRC statutory rates (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statutory PRC income tax rate	25.00%	25.00%
Favorable tax rate impact	(10.00%)
Permanent difference and others	3.00%	5.00%
Changes of deferred tax assets valuation allowances	(36.00%)	11.00%
Total	(18.00%)	41.00%